11. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Prepayment on acquisition	$ 3,744,517	$ 0
Research and development expense	$ 3,434,016	$ 6,323,896
SynBio 2014 Warrant [Member]
Warrant issued to purchase common stock		6,745,000
Warrant exercise price per share		$ 0.77
Warrants exercised	0	0
SynBio Partner Warrants [Member] | SynBio 2014 Warrant [Member]
Warrant issued to purchase common stock		320,000
Warrants exercised	0	0
Serum Institute 2014 Warrant [Member]
Warrant issued to purchase common stock		3,200,000
Fair value of warrant at date of grant		$ 480,000
Warrant exercise price per share		$ .77
Serum Institute 2014 Warrant [Member] | Serum Institute Partner Warrants [Member]
Warrant issued to purchase common stock		160,000
Fair value of warrant at date of grant		$ 24,000
Warrants exercised	0	0
Warrant expense	$ 706,500	$ 0
Asset Purchase Agreement [Member]
Prepayment on acquisition	$ 3,744,517
Issuance of common stock in connection with pending asset acquisition, shares	11,000,000
Non-Employee Director [Member]
Warrant issued to purchase common stock		1,600,000
Fair value of warrant at date of grant		$ 240,000
Warrant exercise price per share		$ 0.77
Consultant [Member]
Warrant issued to purchase common stock	833,000
Fair value of warrant at date of grant	$ 227,000
Warrant exercise price per share	$ .77
Warrant expense	$ 227,000
Baxalta [Member]
Stock issued for equity investment, shares	10,695,187
custom:StockIssuedForEquityInvestment	$ 10,000,000
Non-Employee Director [Member]
Warrant expense		$ 240,000